REIMBURSEMENT RIGHTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
REIMBURSEMENT RIGHTS [Text Block]
9.	REIMBURSEMENT RIGHTS

	December 31, 2017	December 31, 2016
Legacy tailings reclamation and remediation	$8,904	$–
Claims, fines and sanctions	2,130	–
	11,034	–
Less: current portion	(4,446)	–
Reimbursement rights – non-current portion	$6,588	$–

As described in note 8(b) above, pursuant to the acquisition of Coricancha, Nyrstar agreed to:

•	pay for the cost of movement and reclamation of certain legacy tailings facilities (the “Legacy Tailings”) should the regulatory authorities require these to be moved, up to a maximum of $20,000 ; and,

•	pay for all fines or sanctions that arise before or after closing resulting from activities or ownership of Coricancha prior to June 30, 2017, up to a maximum of $4,000.